Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2015
Collection Period Start	1-Jan-15	Distribution Date	17-Feb-15
Collection Period End	31-Jan-15	30/360 Days	30
Beg. of Interest Period	15-Jan-15	Actual/360 Days	33
End of Interest Period	17-Feb-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	664,260,607.44	628,540,908.94	0.6521083
Total Securities		963,859,720.12	664,260,607.44	628,540,908.94	0.6521083
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	73,797,600.62	60,096,894.34	0.4292635
Class A-2b Notes	0.436500%	225,000,000.00	118,603,286.70	96,584,294.48	0.4292635
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	13,700,706.27	35,053.86	97.8621877	0.2503847
Class A-2b Notes	22,018,992.23	47,456.14	97.8621877	0.2109162
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	35,719,698.50	291,301.67

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,210,987.12
Monthly Interest				2,962,177.15
Total Monthly Payments				12,173,164.27

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				478,027.06
Aggregate Sales Proceeds Advance				14,643,887.71
Total Advances				15,121,914.77

Vehicle Disposition Proceeds:
Reallocation Payments				11,298,236.22
Repurchase Payments				742,472.78
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,072,743.85
Excess Wear and Tear and Excess Mileage				108,254.10
Remaining Payoffs				0.00
Net Insurance Proceeds				580,910.24
Residual Value Surplus				169,080.42
Total Collections				51,266,776.65

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	10,001,696.22			686
Involuntary Repossession	90,885.00			6
Voluntary Repossession	36,102.00			2
Full Termination	1,151,884.00			75
Bankruptcy	17,669.00			1
Insurance Payoff		571,412.29		29
Customer Payoff			164,120.94	9
Grounding Dealer Payoff			7,821,914.37	408
Dealer Purchase			2,112,664.78	100
Total	11,298,236.22	571,412.29	10,098,700.09	1,316

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,458	746,835,337.13	7.00000%	664,260,607.44
Total Depreciation Received		(10,489,963.17)		(8,523,991.08)
Principal Amount of Gross Losses	(52)	(1,133,984.90)		(1,022,040.70)
Repurchase / Reallocation	(45)	(811,203.97)		(742,472.78)
Early Terminations	(734)	(13,400,158.33)		(12,120,854.60)
Scheduled Terminations	(774)	(14,774,388.66)		(13,310,339.34)
Pool Balance - End of Period	33,853	706,225,638.10		628,540,908.94

Remaining Pool Balance
Lease Payment				125,132,460.19
Residual Value				503,408,448.75
Total				628,540,908.94

III. DISTRIBUTIONS

Total Collections					51,266,776.65
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					51,266,776.65

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					487,821.36
3. Reimbursement of Sales Proceeds Advance					9,739,076.92
4. Servicing Fee:
Servicing Fee Due					553,550.51
Servicing Fee Paid					553,550.51
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					10,780,448.79

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					35,053.86

Class A-2 Notes Monthly Interest Paid					35,053.86
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					47,456.14

Class A-2 Notes Monthly Interest Paid					47,456.14
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	291,301.67
Total Note and Certificate Monthly Interest Paid	291,301.67
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	40,195,026.19

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	35,719,698.50

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	35,719,698.50
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,475,327.69

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,475,327.69
Gross Reserve Account Balance		18,933,223.49
Remaining Available Collections Released to Seller		4,475,327.69
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.39
Monthly Prepayment Speed		82%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	768,056.53
Securitization Value of Defaulted Receivables and Casualty Receivables	1,022,040.70	52
Aggregate Defaulted and Casualty Gain (Loss)	(253,984.17)
Pool Balance at Beginning of Collection Period	664,260,607.44
Net Loss Ratio	-0.0382%

Cumulative Net Losses for all Periods	0.1446%	1,394,144.91

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,844,144.16	275
61-90 Days Delinquent	1,308,152.94	72
91-120+ Days Delinquent	575,813.43	32
Total Delinquent Receivables:	6,728,110.53	379
60+ Days Delinquencies as Percentage of Receivables	0.28%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	11,153,580.22	760
Securitization Value	12,561,928.00
Aggregate Residual Gain (Loss)	(1,408,347.78)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	47,502,912.05	3,167
Cumulative Securitization Value	53,937,310.00
Cumulative Residual Gain (Loss)	(6,434,397.95)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		16,924,306.35
Reimbursement of Outstanding Advance		9,739,076.92
Additional Advances for current period		14,643,887.71
Ending Balance of Residual Advance		21,829,117.14

Beginning Balance of Payment Advance		1,320,956.60
Reimbursement of Outstanding Payment Advance		487,821.36
Additional Payment Advances for current period		478,027.06
Ending Balance of Payment Advance		1,311,162.30

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No